Shareholder Report, Line Graph (Details) 195690_Tremblant Global ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2025
Tremblant Global ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Tremblant Global ETF NAV
Accumulated Value	$ 12,010	$ 10,000	$ 13,726
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI THE WORLD INDEX Net (USD)
Accumulated Value	$ 11,320	$ 10,000	$ 13,707